Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 2,169,078	$ 2,661,396	$ 1,538
Prepaid expenses	89,100	89,517	10,767
Deferred transaction costs			75,000
Deferred financing fees	871,251	983,857
Other receivable - related party	75,000	75,000
Total current assets	3,204,429	3,809,770	87,305
Property and equipment, net	11,554	11,621	0
Total assets	3,215,983	3,821,391	87,305
Current liabilities
Accounts payable and accrued expenses	375,518	215,389	1,525,604
Advances due to related party			41,300
Notes payable to related party	3,659,328	3,659,328	3,947,817
Notes payable, net of debt discount			180,690
Total current liabilities	4,034,846	3,874,717	5,695,411
Notes payable, net of debt discount	3,764,736	3,645,194
Total liabilities	7,799,582	7,519,911	5,695,411
Commitments and Contingencies
Stockholders' deficit
Preferred stock, $0.001 par value per share; 20,000,000 shares authorized; none issued or outstanding at March 31,2015, December 31, 2014 and December 31, 2013
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 24,269,047 and 10,928,099 shares issued and outstanding at March 31 ,2015, December 31, 2014 and December 31, 2013	24,269	24,269	10,928
Additional paid-in capital	9,071,868	8,315,128	1,994,470
Accumulated deficit	(13,679,736)	(12,037,917)	(7,613,504)
Total stockholders' deficit	(4,583,599)	(3,698,520)	(5,608,106)
Total liabilities and stockholders' deficit	$ 3,215,983	$ 3,821,391	$ 87,305